Note 14 - Stockholders' Equity	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
Note 14 –	Stockholders’ Equity

Private Placement Offerings

December 2018
Private Placement
Financing

On
December 21, 2018,
we completed a private placement offering and entered into a Registration Rights Agreement with select institutional investors (Investors), for the purchase of an aggregate of
11,785,540
shares of common stock at a price per share of
$3.3132,
for an aggregate purchase price of approximately
$39.0
million (Private Placement Financing). Included in the purchase price, each of LPH II Investments Limited (LPH II), an affiliate of Lee’s Pharmaceutical Holdings Ltd. (Lee’s), and Battelle, converted
$6.0
million and
$1.0
million, respectively, of existing debt obligations on the same terms as the other Investors. In connection with the offering, we issued (i) Series F Warrants  to purchase an aggregate of
2,003,541
shares of common stock at an exercise price equal to
$3.68
per share, which are exercisable through the
18
-month anniversary of the date of issuance (the Series F Warrants), and (ii) Series G Warrants  to purchase an aggregate of
3,889,229
shares of common stock at an exercise price equal to
$4.05
per share, which are exercisable through the
5
-year anniversary of the date of issuance (the Series G Warrants and, together with the Series F Warrants, the
December 2018
Warrants). The
December 2018
Warrants (i)
may
not
be exercised to the extent that following such exercise, the holder would beneficially own more than
9.99%
(or other percent as designated by each holder) of our outstanding shares of common stock, and (ii) contain customary provisions that adjust the exercise price and the number of shares of common stock into which the
December 2018
Warrants are exercisable in the event of a corporate transaction.

Under the Registration Rights Agreement, we agreed to file by
May 1, 2019
a resale registration statement with the SEC to register for subsequent resale the shares of common stock issued in the Private Placement Financing and the shares of common stock to be issued upon exercise of the
December 2018
Warrants.

April 2018
Private Placement

On
April 4, 2018,
we completed a private placement offering and entered into a Registration Rights Agreement with LPH II for the purchase of
$2.6
million of our common stock at a purchase price per share of
$4.80,
and issued
541,667
shares of common stock and warrants to purchase
135,417
shares of our common stock at an exercise price of
$5.52
per share. The warrants are exercisable after
6
months and through the
seventh
anniversary of the issue date. Under the Registration Rights Agreement, we agreed to file an initial resale registration statement with the SEC to register for subsequent resale the shares and the warrant shares.  We are required to seek registration of
25%
of the shares and warrant shares on such initial resale registration statement.  From time to time, following the
180th
day from
March 30, 2018,
LPH II or a majority of the holders of the shares and warrant shares may
require us to file additional registration statement(s) to register the resale of the balance of the shares and warrant shares, subject to certain limitations.

Share Purchase Agreement

Effective
October 27, 2017,
we entered into a Share Purchase Agreement (SPA) with LPH, an affiliate of Lee’s. Under the agreement, LPH invested
$10
million (the Investment) in our common stock and acquired
2,311,604
shares (the Shares), at a price of
$4.326
per share, which represented a
15%
premium over the average of the daily volume-weighted average price per share (VWAP) over the
10
-day trading period ending on and including the date of the SPA. Following the transactions described in the SPA, LPH beneficially owned
73%
of our issued and outstanding shares of common stock. The Investment included cancellation of
$3.9
million in outstanding loans that we borrowed from Lee’s (HK) under the Loan Agreement, effective
August 14, 2017,
between ourselves and Lee's (HK). Although the SPA granted LPH the right to appoint up to two
individuals to serve on our Board of Directors, and LPH was permitted to designate such individuals on or prior to the
30th
day following the closing of the transactions contemplated by the SPA (the Closing)
no
such appointments were made. In addition, the SPA also amended the executive employment agreement of each of our President and Chief Executive Officer (Craig Fraser), Senior Vice President and Chief Financial Officer (John A. Tattory) and Senior Vice President and Chief Medical Officer (Steven G. Simonson, M.D.), such that the executives agreed to waive the guaranteed Annual Bonuses (as defined in each executive's employment agreement) that otherwise would have been payable to the executives during the
24
-month period following the change of control to Lee’s. Also under the SPA, each executive was awarded restricted stock units under our
2011
Long-Term Incentive Plan, as amended, having a value when issued equal to the combined total value of the
2017
and
2018
Target Bonus Amounts (as defined in each executive's employment agreement) and initially vesting in two
equal installments on
March 15, 2018
and
March 15, 2019.
Under the terms of the SPA, we also granted to LPH a preemptive right to purchase in future offerings of equity securities up to that number of shares of our equity securities needed to maintain LPH's percentage of beneficial ownership of our outstanding voting stock immediately prior to each such offering, subject to certain limitations and exclusions.

Contemporaneously with the execution of the SPA, we and LPH entered into a registration rights agreement pursuant to which we agreed to provide certain registration rights with respect to the Shares under the SPA, which rights are limited to registration of up to
25%
of the Shares during the initial
18
-month period following the closing of the SPA. We issued the Shares to LPH pursuant to Rule
506
(b) of Regulation D and Regulation S under, and Section
4
(a)(
2
) of, the Securities Act of
1933.

February 2017
Private Placement

On
February 15, 2017,
we completed a private placement offering of
7,049
Series A Convertible Preferred Stock units at a price per unit of
$1,495,
for an aggregate purchase price of approximately
$10.5
million, including
$1.6
million of non-cash consideration representing a reduction in amounts due and accrued as of
December 31, 2016
for current development services that otherwise would have become payable in cash in the first
and
second
quarters of
2017.
  Each unit consisted of: (i)
one
share of Series A Convertible Preferred Stock, par value
$0.001
per share (Preferred Shares); and (ii) Series A-
1
Warrants to purchase
50
shares of common stock at an exercise price equal to
$27.40
per share.  Each Preferred Share was convertible at the holder's option at any time into
50
shares of common stock. The Series A-
1
Warrants
may
be exercised through
February 15, 2024.
The Preferred Shares and Series A-
1
Warrants
may
not
be converted or exercised to the extent that the holder would, following such exercise or conversion, would beneficially own more than
9.99%
(or other lesser percent as designated by each holder) of our outstanding shares of common stock. In the event of a liquidation, including without limitation, the sale of substantially all of our assets and certain mergers and other corporate transactions (as defined in the Certificate of Designation of Preferences, Rights and Limitations relating to the Preferred Shares), the holder of Preferred Shares would have had a liquidation preference that could result in the holder receiving a return of its initial investment before any payments are made to holders of common stock, and then participating with other equity holders until it received in the aggregate up to three
times its original investment.  In addition to the offering, the securities purchase agreement also provided that, until
February 13, 2018,
the investors were entitled to participate in subsequent bona fide capital raising transactions.

To facilitate consummation of the Share Purchase Agreement in
October 2017 (
see – Share Purchase Agreement), Battelle, which held
1,095
Preferred Shares, executed a waiver wherein Battelle waived its right to the liquidation preference with respect to their Preferred Shares. We considered the relevant accounting guidance and concluded that the waiver did not
remove a substantive term or otherwise fundamentally change the Preferred Shares. As a result, the Preferred Shares were modified rather than extinguished, and Battelle did not
receive incremental fair value in the modification. There was, therefore, no
incremental expense to be recognized related to the waiver. In addition, we and Battelle entered into a non-binding memorandum of understanding outlining the key terms for a potential restructuring of the amounts due to Battelle under development and collaboration agreements between ourselves and Battelle.

As of
December 31, 2018,
all outstanding Preferred Shares have been converted into shares of common stock.

At-the-Market Program (ATM Program)

Stifel ATM Program

On
February 11, 2013,
we entered into an At-the-Market Equity Sales Agreement (ATM Agreement) with Stifel, under which Stifel, as our exclusive agent, at our discretion and at such times that we may
determine from time to time,
may
sell over a
three
-year period up to a maximum of
$25
million of shares of our common stock (ATM Program). We were not
required to sell any shares at any time during the term of the ATM Program.

If we issued a sale notice to Stifel, we
may
have designated the minimum price per share at which shares
may
be sold and the maximum number of shares that Stifel is directed to sell during any selling period. We agreed to pay Stifel a commission equal to
3.0%
of the gross sales price of any shares sold pursuant to the ATM Agreement. With the exception of expenses related to the shares, Stifel was responsible for all of its own costs and expenses incurred in connection with the offering.

During
2017,
we completed registered offerings of our common stock under the ATM Program of
42,357
shares, resulting in aggregate gross and net proceeds to us of approximately
$1.1
million and
$1.0
million, respectively.

Effective with our transition to the OTCQB® Market (OTCQB) tier in early
May 2017,
the ATM Program was
no
longer available to us.

401
(k) Plan Employer Match

We have a voluntary
401
(k) savings plan (
401
(k) Plan) covering eligible employees that allows for periodic discretionary company matches equal to a percentage of each participant’s contributions (up to the maximum deduction allowed, including “catch up” amounts). During
2017,
we provided for the company match by issuing shares of common stock that are registered pursuant to a registration statement on Form S-
8
filed with the SEC. For the year ended
December 31, 2017,
the match resulted in the issuance of
7,561
shares of common stock. Expense associated with the
401
(k) match for the year ended
December 31, 2017
was
$0.1
million. During
2018,
we did
not
have a company match.

Common Shares Reserved for Future Issuance

Common shares reserved for potential future issuance upon exercise of warrants

The chart below summarizes shares of our common stock reserved for future issuance upon the exercise of warrants:

	December 31,			Expiration
(in thousands, except price per share data)	2018	2017	Exercise Price	Date

Investors - Aerosurf	2,963	-	$-	02/14/24
Investors - December 2018 financing - long-term	3,889	-	$4.05	12/04/23
Investors - December 2018 financing - short-term	2,004	-	$3.68	06/24/20
Battelle - 2018 payables restructuring agreement (1)	75	-	$6.50	12/07/23
Panacea Venture Management Company Ltd.	188	-	$4.00	07/02/23
LPH II Investments Limited	135	-	$5.52	04/04/25
Investors - February 2017 financing	352	352	$27.40	02/15/24
Investors - July 2015 financing	240	240	$196.00	07/22/22
Battelle - 2014 collaboration agreement (1)	4	4	$1,400.00	10/10/24
Total	9,850	596

(1)	See , – Note 16 – Collaboration, Licensing and Research Funding Agreements, for further details on the Battelle collaboration agreement.

Common shares reserved for potential future issuance upon exercise of stock options or granting of additional equity incentive awards

At the
2017
Annual Meeting of Stockholders, our stockholders approved an increase in the number of shares available for issuance under our Amended and Restated
2011
Long-Term Incentive Plan (the
“2011
Plan”) by
37,500.
On
October 25, 2017
the Board of Directors approved an increase to the number of shares available for issuance under the Plan by
1.75
million, which increase was approved by an action of the majority stockholder by written consent without a meeting of shareholders dated as of
November 13, 2017.
On
December 24,
2018,
the Compensation Committee of our Board of Directors approved an increase in the number of shares available for issuance under the Plan by approximately
4.2
million shares, which increase was also approved by an action by written consent without a meeting of holders of a majority of our outstanding shares of common stock.

As of
December 31, 2018
and
2017,
we had
1.5
million and
1.6
million shares, respectively, available for potential future issuance under the
2011
Plan.

Common shares reserved for potential future issuance under our
401
(k) Plan

As of
December 31, 2018
and
2017,
we had
807
common shares reserved for potential future issuance under the
401
(k) Plan.